Subsequent Event (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Jan. 09, 2014	Mar. 31, 2014	Dec. 31, 2013	Jan. 30, 2014	Feb. 05, 2014
Subsequent Event [Line Items]
Purchase Price Discontinued Operations	$ 287,100,000
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax		26,000,000
wmgi: disposal transaction costs, net of tax			11,000,000
Solana [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross		47,600,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned				42,400,000
OrthoPro [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross		32,500,000
Contingent Consideration Fair Value					$ 3,500,000